Geographic information	12 Months Ended
Mar. 31, 2021
Operating Segments [Abstract]
Geographic information	Geographic information
The geographic segmentation of the Company’s assets is as follows:

	2021				2020

	Property and equipment	Right-of-use assets	Intangible assets	Goodwill	Property and equipment	Right-of-use assets	Intangible assets	Goodwill
	$	$	$	$	$	$	$	$

Canada	5,536	10,266	3,563	971,939	5,634	10,084	6,138	146,598
United States	1,083	6,225	184,797	—	58	74	256	—
Germany	312	1,624	25,711	—	215	735	31,614	—
Australia	157	547	11,437	—	192	751	12,488	—
Other	1,254	2,544	8,985	—	1,890	4,313	12,323	—
Geographic sales based on customer location are detailed as follows:

	2021	2020
	$	$

United States	140,856	67,814
Canada	17,636	12,685
Netherlands	15,080	12,716
Australia	13,627	5,489
Other	34,529	21,933